Consolidated statements of comprehensive loss - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Other income and expenses (net)	€ 108	€ 231	€ 134
Research and development expenses	(14,415)	(5,278)	(3,478)
General and administrative expenses	(5,138)	(1,844)	(438)
Loss before interest and income taxes	(19,445)	(6,891)	(3,782)
Finance income	130	1	5
Finance costs	(4,923)	(2,049)	(1,140)
Finance costs (net)	(4,793)	(2,048)	(1,135)
Loss before income taxes	(24,238)	(8,939)	(4,917)
Income taxes	0	0	0
Loss for the period	(24,238)	(8,939)	(4,917)
Other comprehensive income
Items that may be reclassified subsequently to profit or loss: Exchange differences on translating foreign operations	0	1	2
Other comprehensive income for the period	0	1	2
Total comprehensive loss	€ (24,238)	€ (8,939)	€ (4,915)
Loss per common share (basic/diluted)	€ (2.6)	€ (3.8)	€ (2.1)